UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Global Dividend Income Portfolio (formerly, Income Builder Portfolio)

Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street,

            New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1	–	Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 1.2%
Honeywell International, Inc.	220	$10,364
Northrop Grumman Corp.	120	7,585
Raytheon Co.	750	34,560
United Technologies Corp.	120	8,972

		61,481

Air Freight & Logistics — 0.6%
United Parcel Service, Inc. - Class B	490	32,997

Beverages — 0.5%
Diageo Plc	1,530	28,225

Chemicals — 1.6%
BASF SE	120	8,725
The Dow Chemical Co.	160	4,933
E.I. du Pont de Nemours & Co.	680	32,150
Olin Corp.	1,160	23,188
Praxair, Inc.	160	14,614

		83,610

Commercial Banks — 3.6%
Bank of Nova Scotia	685	36,718
Royal Bank of Canada	330	17,598
Standard Chartered Plc	335	9,690
The Toronto-Dominion Bank	650	46,811
U.S. Bancorp	1,350	32,643
Wells Fargo & Co.	1,710	44,597

		188,057

Computers & Peripherals — 0.2%
Hewlett-Packard Co.	90	3,785
International Business Machines Corp.	60	8,616

		12,401

Containers & Packaging — 0.8%
Temple-Inland, Inc.	1,870	38,746

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	1,960	73,755

Diversified Telecommunication Services — 5.6%
AT&T Inc. - ADR	3,150	89,775
BCE, Inc.	240	8,042
CenturyTel, Inc.	330	13,655
Frontier Communications Corp.	2,610	22,916
Manitoba Telecom Services, Inc.	150	4,284
Qwest Communications International, Inc.	13,340	88,044
Verizon Communications, Inc.	1,940	62,992

		289,708

Electric Utilities — 3.4%
American Electric Power Co., Inc.	190	7,114
Duke Energy Corp.	1,290	23,491
Entergy Corp.	170	12,670
Exelon Corp.	140	5,715
NextEra Energy, Inc.	140	7,706
Northeast Utilities, Inc.	860	26,901
Pinnacle West Capital Corp.	420	17,287
PPL Corp.	990	26,631
Southern Co.	1,290	48,852

		176,367

Energy Equipment & Services — 0.3%
Halliburton Co.	440	14,018

Food Products — 1.1%
H.J. Heinz Co.	670	32,904
Kraft Foods, Inc. - Class A	780	25,171

		58,075

Gas Utilities — 0.6%
AGL Resources, Inc.	190	7,459
EQT Corp.	650	24,336

		31,795

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.	140	10,888

Household Products — 0.4%
The Clorox Co.	140	9,317
Kimberly-Clark Corp.	140	8,868

		18,185

Industrial Conglomerates — 1.0%
3M Co.	130	10,949
General Electric Co.	2,620	41,972

		52,921

Insurance — 0.5%
Prudential Financial, Inc.	330	17,351
The Travelers Companies, Inc.	140	7,728

		25,079

Leisure Equipment & Products — 0.2%
Mattel, Inc.	330	7,699

Machinery — 2.3%
Caterpillar, Inc.	950	74,670
Deere & Co.	570	43,776

		118,446

Media — 0.5%
Comcast Corp. - Class A	990	19,137
Vivendi	250	7,144

		26,281

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.	ADR CAD CHF EUR	American Depositary Receipts Canadian Dollar Swiss Francs Euro	GBP NOK SEK USD	British Pound Norwegian Krone Swedish Krona US Dollar

BLACKROCK FUNDS II	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Metals & Mining — 2.3%
BHP Billiton Ltd.	1,670	$69,006
BlueScope Steel Ltd.	2,330	4,578
Rio Tinto Ltd.	233	18,962
Southern Copper Corp.	640	27,392

		119,938

Multi-Utilities — 2.5%
Consolidated Edison, Inc.	650	32,318
Dominion Resources, Inc.	520	22,599
PG&E Corp.	140	6,695
Public Service Enterprise Group, Inc.	950	30,733
Sempra Energy	550	29,414
Wisconsin Energy Corp.	90	5,359

		127,118

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	960	79,306
Enbridge, Inc.	1,095	60,564
Royal Dutch Shell Plc - A Shares	2,060	66,821
Total SA - ADR	780	42,494
Woodside Petroleum Ltd.	490	20,954

		270,139

Paper & Forest Products — 0.9%
MeadWestvaco Corp.	780	20,069
Weyerhaeuser Co.	1,663	26,974

		47,043

Personal Products — 0.7%
Mead Johnson Nutrition Co.	604	35,527

Pharmaceuticals — 2.7%
Abbott Laboratories	140	7,185
Bristol-Myers Squibb Co.	1,042	28,030
Johnson & Johnson	50	3,184
Merck & Co., Inc.	1,090	39,545
Pfizer, Inc.	3,562	61,979

		139,923

Road & Rail — 0.4%
Canadian National Railway Co.	330	21,377

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	1,710	34,320
Microchip Technology, Inc.	600	19,308

		53,628

Software — 0.4%
Microsoft Corp.	770	20,513

Specialty Retail — 0.7%
The Home Depot, Inc.	770	23,778
Limited Brands, Inc.	430	12,638

		36,416

Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	390	32,464

Tobacco — 2.1%
Altria Group, Inc.	780	19,828
British American Tobacco Plc	220	8,381
Philip Morris International, Inc.	1,220	71,370
Reynolds American, Inc.	140	9,086

		108,665

Water Utilities — 0.2%
American Water Works Co., Inc.	510	12,179

Wireless Telecommunication Services — 0.8%
Rogers Communications, Inc. - Class B	220	8,016
Vodafone Group Plc - ADR	1,250	34,388

		42,404

Total Common Stocks — 46.5%		2,416,068

Rights
Standard Chartered Plc (Issued/Exercisable 10/22/10, Expires 11/5/10, Strike Price GBP 12.8)(a)	41	345

Total Rights — 0.0%		345

Affiliated Investment Companies(b)
Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	133,828	1,023,787
BlackRock International Bond Portfolio, BlackRock Class	12,336	139,031
BlackRock Low Duration Bond Portfolio, BlackRock Class	138,447	1,347,086

Total Fixed Income Funds — 48.3%		2,509,904

Total Long-Term Investments (Cost — $4,526,972) — 94.8%		4,926,317

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(b)(c)	268,088	268,088

Total Short-Term Securities (Cost — $268,088) — 5.2%		268,088

Total Investments (Cost — $4,795,060*) — 100.0%		5,194,405
Other Assets Less Liabilities — 0.0%		1,565

Net Assets — 100.0%		$5,195,970

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,847,363

Gross unrealized appreciation	$429,544
Gross unrealized depreciation	(82,502)

Net unrealized appreciation	$347,042

2	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock Income Portfolio

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2010	Shares Purchased		Shares Sold	Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain (Loss)	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	121,263	16,063		3,498	133,828	$1,023,787	$(108)	$18,045
BlackRock International Bond Portfolio, BlackRock Class	11,174	1,562		400	12,336	$139,031	$(236)	$735
BlackRock Low Duration Bond Portfolio, BlackRock Class	121,640	22,627		5,820	138,447	$1,347,086	$5	$9,580
BlackRock Liquidity Funds, TempFund, Institutional Class	265,978	2,110	**	—	268,088	$268,088	—	$170

**	Represents net shares purchased.

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$61,481	—	—	$61,481
Air Freight & Logistics	32,997	—	—	32,997
Beverages	—	$28,225	—	28,225
Chemicals	74,885	8,725	—	83,610
Commercial Banks	178,367	9,690	—	188,057
Computers & Peripherals	12,401	—	—	12,401
Containers & Packaging	38,746	—	—	38,746
Diversified Financial Services	73,755	—	—	73,755
Diversified Telecommunication Services	289,708	—	—	289,708
Electric Utilities	176,367	—	—	176,367
Energy Equipment & Services	14,018	—	—	14,018
Food Products	58,075	—	—	58,075
Gas Utilities	31,795	—	—	31,795
Hotels, Restaurants & Leisure	10,888	—	—	10,888
Household Products	18,185	—	—	18,185
Industrial Conglomerates	52,921	—	—	52,921
Insurance	25,079	—	—	25,079
Leisure Equipment & Products	7,699	—	—	7,699

BLACKROCK FUNDS II	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock Income Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Machinery	$118,446	—	—	$118,446
Media	19,137	$7,144	—	26,281
Metals & Mining	27,392	92,546	—	119,938
Multi-Utilities	127,118	—	—	127,118
Oil, Gas & Consumable Fuels	182,364	87,775	—	270,139
Paper & Forest Products	47,043	—	—	47,043
Personal Products	35,527	—	—	35,527
Pharmaceuticals	139,923	—	—	139,923
Road & Rail	21,377	—	—	21,377
Semiconductors & Semiconductor Equipment	53,628	—	—	53,628
Software	20,513	—	—	20,513
Specialty Retail	36,416	—	—	36,416
Textiles, Apparel & Luxury Goods	32,464	—	—	32,464
Tobacco	100,284	8,381	—	108,665
Water Utilities	12,179	—	—	12,179
Wireless Telecommunication Services	42,404	—	—	42,404
Rights	345	—	—	345
Fixed Income Funds	2,509,904	—	—	2,509,904
Short-Term Securities	268,088	—	—	268,088

Total	$4,951,919	$242,486	—	$5,194,405

4	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Global Dividend Income Portfolio
(formerly BlackRock Income Builder Portfolio)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Beverages — 2.9%
The Coca-Cola Co.	534	$32,745
PepsiCo, Inc.	713	46,559

		79,304

Commercial Banks — 2.5%
DnB NOR ASA	2,373	32,577
National Bank of Canada	539	35,477

		68,054

Diversified Telecommunication Services — 11.4%
AT&T Inc. - ADR	1,860	53,010
Chunghwa Telecom Co. Ltd. - ADR	1,848	43,243
France Telecom SA	1,837	44,142
Koninklijke KPN NV	1,838	30,698
Telefonica SA	3,191	86,160
Verizon Communications, Inc.	1,702	55,264

		312,517

Electric Utilities — 2.8%
Enel SpA	13,550	77,369

Food & Staples Retailing — 1.0%
Tesco Plc	3,962	27,099

Food Products — 6.3%
Kraft Foods, Inc. - Class A	1,600	51,632
Nestle SA	1,021	55,924
Unilever Plc	2,320	66,877

		174,433

Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	657	51,095

Household Products — 1.0%
Reckitt Benckiser Plc	498	27,857

Insurance — 1.5%
Zurich Financial Services AG	171	41,862

Media — 2.7%
Eutelsat Communications	1,011	37,971
United Business Media Ltd.	3,329	35,099

		73,070

Metals & Mining — 2.3%
BHP Billiton Ltd.	1,000	41,321
BlueScope Steel Ltd.	2,060	4,048
Rio Tinto Ltd.	233	18,962

		64,331

Multi-Utilities — 1.3%
Dominion Resources, Inc.	823	35,768

Oil, Gas & Consumable Fuels — 8.8%
Chevron Corp.	568	46,922
ENI SpA	2,457	55,364
Royal Dutch Shell Plc - B Shares	2,012	64,431
Total SA	1,139	61,897
Woodside Petroleum Ltd.	296	12,658

		241,272

Pharmaceuticals — 14.3%
GlaxoSmithKline Plc	4,196	82,094
Johnson & Johnson	855	54,438
Merck & Co., Inc.	725	26,303
Novartis AG	964	55,888
Pfizer, Inc.	4,618	80,353
Sanofi-Aventis SA - ADR	1,333	93,098

		392,174

Semiconductors & Semiconductor Equipment — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,371	69,508

Specialty Retail — 0.9%
Hennes & Mauritz AB - B Shares	696	24,528

Tobacco — 16.8%
Altria Group, Inc.	3,783	96,164
British American Tobacco Plc	2,480	94,479
Lorillard, Inc.	881	75,184
Philip Morris International, Inc.	1,310	76,635
Reynolds American, Inc.	1,351	87,680
Souza Cruz SA	600	31,389

		461,531

Wireless Telecommunication Services — 4.0%
Rogers Communications, Inc. - Class B	1,072	39,058
Vodafone Group Plc - ADR	25,685	69,904

		108,962

Total Long-Term Investments (Cost — $2,308,512) — 84.9%		2,330,734

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.21%(a)(b)	234,169	234,169

Total Short-Term Securities (Cost — $234,169) — 8.5%		234,169

Total Investments (Cost — $2,542,681*) — 93.4%		2,564,903
Other Assets Less Liabilities — 6.6%		182,640

Net Assets — 100.0%		$2,747,543

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,560,337

Gross unrealized appreciation	$27,912
Gross unrealized depreciation	(23,346)

Net unrealized appreciation	$4,566

BLACKROCK FUNDS II	OCTOBER 31, 2010	5

Schedule of Investments (continued)	BlackRock Global Dividend Income Portfolio
(formerly BlackRock Income Builder Portfolio)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at July 31, 2010	Shares Purchased		Shares Sold	Shares Held at October 31, 2010	Value at October 31, 2010	Realized Gain	Income
BlackRock High Yield Bond Portfolio, BlackRock Class	29,663	5,563		35,226	—	—	$31,608	$4,495
BlackRock International Bond Portfolio, BlackRock Class	2,684	601		3,285	—	—	$1,466	$182
BlackRock Low Duration Bond Portfolio, BlackRock Class	27,413	8,715		36,128	—	—	$14,130	$2,285
BlackRock Liquidity Funds, TempFund, Institutional Class	153,800	80,369	**	—	234,169	$234,169	—	$135

**	Represents net shares purchased.

(b)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of October 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	973	CAD	1,000	Deutsche Bank AG	11/01/10	$(7)
CHF	151,380	USD	153,952	Deutsche Bank AG	11/03/10	(119)
EUR	305,877	USD	425,594	Deutsche Bank AG	11/03/10	128
GBP	272,074	USD	435,914	Citibank, N.A.	11/03/10	46
NOK	191,421	USD	32,579	Citibank, N.A.	11/03/10	106
NOK	192,000	USD	32,644	Citibank, N.A.	11/03/10	140
SEK	163,314	USD	24,372	Citibank, N.A.	11/03/10	78
SEK	164,000	USD	24,472	Citibank, N.A.	11/03/10	80
USD	52,817	CAD	53,754	Citibank, N.A.	11/03/10	112

	Total					$564

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Beverages	$79,304	—	—	$79,304
Commercial Banks	35,477	$32,577	—	68,054
Diversified Telecommunication
Services	151,517	161,000	—	312,517
Electric Utilities	—	77,369	—	77,369
Food & Staples Retailing	—	27,099	—	27,099
Food Products	51,632	122,801	—	174,433
Hotels, Restaurants & Leisure	51,095	—	—	51,095
Household Products	—	27,857	—	27,857
Insurance	—	41,862	—	41,862
Media	—	73,070	—	73,070
Metals & Mining	—	64,331	—	64,331
Multi-Utilities	35,768	—	—	35,768
Oil, Gas & Consumable Fuels	59,580	181,692	—	241,272
Pharmaceuticals	161,094	231,080	—	392,174
Semiconductors & Semiconductor Equipment	69,508	—	—	69,508
Specialty Retail	—	24,528	—	24,528
Tobacco	367,052	94,479	—	461,531
Wireless Telecommunication Services	39,058	69,904	—	108,962
Short-Term Securities	234,169	—	—	234,169

Total	$1,335,254	$1,229,649	—	$2,564,903

6	BLACKROCK FUNDS II	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock Global Dividend Income Portfolio
(formerly BlackRock Income Builder Portfolio)

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$690	—	—	$690
Liabilities:
Foreign currency exchange contracts	126	—	—	126

Total	$564	—	—	$564

[1]	Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	OCTOBER 31, 2010	7

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: December 22, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: December 22, 2010